Subsequent events (Details Narrative) - USD ($)	1 Months Ended
	Mar. 31, 2026	Jan. 31, 2026
IfrsStatementLineItems [Line Items]
Other cash receipts from operating activities	$ 593
Other cash payments from operating activities	119
B R L [Member]
IfrsStatementLineItems [Line Items]
Other cash receipts from operating activities	3,102
Other cash payments from operating activities	$ 624
Nonadjusting Event [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Contingent payments		$ 309,000,000
Nonadjusting Event [Member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Contingent payments		$ 1,650,000,000